Business Combinations	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combinations

3.    BUSINESS COMBINATIONS

Business Combinations in 2014:

During the year ended December 31, 2014, the Company completed several business combinations, which the Company expects to complement its existing businesses and achieve significant synergies. The acquired entities were considered insignificant, both individually and in aggregate. The results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since their respective dates of acquisition.

The Company has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed and the fair value of noncontrolling interests, resulting from which the amount of goodwill was determined and recognized as of the respective acquisition dates. The following table summarizes the estimated aggregate fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of the respective dates of acquisition:

	RMB	US$
	(In thousands)
Purchase consideration	398,410	64,212
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	(95,961)	(15,466)
Intangible assets, net	249,452	40,204
Deferred tax liabilities, noncurrent	(67,945)	(10,951)
Pre-existing equity interests	(91,677)	(14,776)
Noncontrolling interests	(150,000)	(24,175)
Goodwill	554,541	89,376

Goodwill, which is not tax deductible, is primarily attributable to the synergies expected to be achieved from the acquisitions.

Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented because the effects of these business combinations, individually and in the aggregate, were not significant to the Company’s consolidated results of operations.

The valuations used in the purchase price allocation described above were determined by the Company with the assistance of independent third party valuation firms. The valuation reports considered generally accepted valuation methodologies such as the income, market and cost approaches. As the acquirees are all private companies, the fair value estimates of pre-existing equity method investments or noncontrolling interests are based on significant inputs that market participants would consider, which mainly include (a) discount rates, (b) a projected terminal values based on EBITDA, (c) financial multiples of companies in the same industries and (d) adjustments for lack of control or lack of marketability.

Business Combinations in 2013:

Acquisition of 91 Wireless

On October 1, 2013, the Company acquired 100% of the outstanding ordinary shares of 91 Wireless Websoft Limited (“91 Wireless”), a leading Chinese mobile application marketplaces and mobile games operator, with which the Company expects to enhance its ability and market share in mobile online marketing business. The results of 91 Wireless’s operations have been included in the Company’s consolidated financial statements since October 1, 2013.

Among the total purchase consideration, US$1.83 billion was paid upon the consummation of the acquisition and US$10.00 million was deposited in an escrow account in case of any breach of the representations and warranties made upon the acquisition or indemnifiable loss incurred, if any, such as claims, damages or penalties. The escrowed amount will be released and transferred to the original shareholders after a period of 18 months from the acquisition date. The remaining of the consideration represents the settlement of the pre-existing relationships between the Company and 91 Wireless, which was insignificant.

The Company has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of October 1, 2013, the date of acquisition:

RMB
(In thousands)
Purchase consideration	11,196,235
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	483,341
Intangible assets, net	1,146,300
Deferred tax liabilities, noncurrent	(278,346)
Goodwill	9,844,940

Goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisition. The synergies are mainly attributable to the enhancement of the Company’s leading position on the rapidly emerging mobile area, especially the distribution of applications for mobile devices, which could better promote the Company’s products, reduce costs and expenses by sharing the infrastructure, distribution channel and common research and development results, and further foster an ecosystem with better user experience for mobile products, stronger user loyalty, and greater value for both customers and developers that enhance the Company’s monetization ability on the emerging mobile markets.

Other acquisitions

The Company also completed other business combinations during 2013, which the Company expects to complement its existing businesses and achieve significant synergies. The results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since their respective dates of acquisition.

The Company has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed and the fair value of noncontrolling interests, resulting from which the amount of goodwill was determined and recognized as of the respective acquisition dates. The following table summarizes the estimated aggregate fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of the respective dates of acquisition:

RMB
(In thousands)
Purchase consideration	3,865,378
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	467,159
Intangible assets, net	796,415
Deferred tax liabilities, noncurrent	(112,233)
Noncontrolling interests	(427,813)
Goodwill	3,141,850

Goodwill, which is not tax deductible, is primarily attributable to the synergies expected to be achieved from the acquisitions.

Business Combinations in 2012:

During the year ended December 31, 2012, the Company completed several business combinations, which the Company expects to complement its existing businesses and achieve significant synergies. The acquired entities were considered insignificant, both individually and in aggregate. The results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since their respective dates of acquisition.

The Company has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed and the fair value of noncontrolling interests, resulting from which the amount of goodwill was determined and recognized as of the respective acquisition dates. The following table summarizes the estimated aggregate fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of the respective date of acquisition:

RMB
(In thousands)
Purchase consideration	1,190,717
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	91,095
Intangible assets, net	664,380
Deferred tax liabilities, noncurrent	(72,222)
Noncontrolling interests	(32,507)
Redeemable noncontrolling interests	(100,101)
Pre-existing equity method investments	(817,951)
Goodwill	1,458,023

The aggregate purchase price allocation included the acquisitions of Qiyi.com, Inc (“Qiyi”) and certain other acquirees. Qiyi and one of the other acquirees were equity method investees of the Company prior to their respective acquisitions. The Company applied the equity method of accounting by recognizing its share of the profit or loss in these equity method investees up to their respective dates of acquisition.

Goodwill, which is not tax deductible, is primarily attributable to the synergies expected to be achieved from the acquisitions.